Annual Operating Expenses - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO - Fidelity Advisor Multi-Asset Income Fund - Fidelity Multi-Asset Income Fund
	Mar. 01, 2024
Operating Expenses:
Management fee	0.68%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.10%	[3]
Total annual operating expenses	0.80%	[3]

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16% was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.
[3]	CIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.71%.